INTANGIBLE ASSETS AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS AND UNFAVORABLE LEASE [Abstract]
INTANGIBLE ASSETS AND UNFAVORABLE LEASE
9.	INTANGIBLE ASSETS AND UNFAVORABLE LEASE

Intangible assets and unfavorable lease as of December 31 are as follows:

	2011	2012
Intangible assets, original cost –
Favorable lease agreements	441,682	451,337
Franchise agreements	49,574	49,574
Customer relationship	7,073	7,073
Brand	684,300	684,300
Purchased software	30,246	40,772

	1,212,875	1,233,056

Less: Accumulated amortization –
Favorable lease agreements	(21,462)	(51,886)
Franchise agreements	(2,328)	(8,424)
Customer relationship	(461)	(2,215)
Purchased software	(14,172)	(21,112)

	(38,423)	(83,637)

Intangible assets, net	1,174,452	1,149,419

Unfavorable lease liability –

	2011	2012

Unfavorable lease agreements, original cost	410,381	416,612
Less: Accumulated amortization	(13,607)	(46,064)

Unfavorable lease liability, net	396,774	370,548

Franchise agreements, and favorable and unfavorable leases agreements were acquired primarily from the acquisition of Top Star hotel chain, the purchase of minority interests in Home Inns Beijing and the acquisition of Motel 168. The value of the favorable lease agreements was determined based on the estimated present value of the amount the company has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired leases that exceed market prices and is recognized as a liability. Franchise agreements were determined at the estimated present value of net cash flows expected to be received over the remaining terms of the franchise agreements. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term and the amortization is recorded as operating costs at net. The value of franchise agreements is amortized using the straight-line method over the remaining terms of the franchise agreements.

Amortization expense of intangible assets for the years ended December 31, 2010, 2011 and 2012 amounted to RMB 6,439, RMB 16,828 and RMB 45,096, respectively. Amortization expense of unfavorable lease agreements for the years ended December 31, 2010, 2011 and 2012 amounted to RMB 1,374, RMB 9,045 and RMB 32,457 respectively.

The annual estimated amortization expense for intangible assets and unfavorable lease liability for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavourable Lease	Net Amortization
2013	43,523	(32,922)	10,601
2014	41,987	(32,919)	9,068
2015	40,234	(32,919)	7,315
2016	38,658	(32,827)	5,831
2017	35,573	(32,493)	3,080

	199,975	(164,080)	35,985